UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 169.0%
Long-Term Municipal Bonds - 169.0%
Alabama - 6.5%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/29 (Prerefunded/ETM)	$3,000	$3,640,680
Huntsville AL Hlth Care Auth
Series 02B
5.75%, 6/01/32 (Prerefunded/ETM)	6,000	6,641,460
Jefferson Cnty AL GO
Series 04A
5.25%, 1/01/18-1/01/23	3,100	2,788,440
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	1,535	1,661,806
FGIC Series 02B
5.00%, 2/01/41 (Prerefunded/ETM)	2,465	2,684,040
Marshall Cnty AL Hlth Care Auth
Series 02A
5.75%, 1/01/32	2,500	2,517,125
Series 02D
5.75%, 1/01/32	3,000	3,020,550
Montgomery AL BMC Spl Care
Series 04C
5.25%, 11/15/29 (Prerefunded/ETM)	1,810	2,114,931
Montgomery AL BMC Spl Care (Baptist Health Montgomery)
Series 04C
5.125%, 11/15/24	1,500	1,504,170

		26,573,202

Alaska - 2.6%
Alaska Intl Arpt
NPFGC Series 03B
5.00%, 10/01/26	2,000	2,047,940
Alaska Muni Bond Bank Auth
NPFGC Series 04G
5.00%, 2/15/22-2/15/24	2,930	3,077,741
Four Dam Pool AK Elec
Series 04
5.00%, 7/01/24 (Prerefunded/ETM)	1,035	1,203,664
5.25%, 7/01/25 (Prerefunded/ETM)	2,195	2,573,791
5.25%, 7/01/26 (Prerefunded/ETM)	1,385	1,624,009

		10,527,145

Arizona - 1.7%
Arizona Cap Fac Fin Corp. (Ariz St Univ)
Series 00
6.25%, 9/01/32	1,550	1,499,532
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,250	1,330,588

Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	4,150	4,164,143

		6,994,263

Arkansas - 0.5%
Arkansas Dev Fin Auth SFMR
Series 02A
5.30%, 7/01/34	1,965	1,980,799

California - 17.9%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	4,860	5,557,944
California GO
5.00%, 2/01/32	2,450	2,421,384
5.25%, 4/01/30	20	20,163
Series 04
5.00%, 2/01/33	1,100	1,083,929
Coachella Valley CA USD COP
NPFGC Series 03
5.00%, 9/01/31	1,000	948,780
Coast CA CCD GO
AGM Series 06B
5.00%, 8/01/23-8/01/24 (a)	11,370	12,396,818
Golden St Tobacco Sec CA
RADIAN Series 03
5.50%, 6/01/43 (Prerefunded/ETM)	2,250	2,548,845
XLCA Series 03B
5.50%, 6/01/33 (Prerefunded/ETM)	3,000	3,398,460
Grossmont-Cuyamaca CCD CA GO
ASSURED GTY
5.00%, 8/01/22-8/01/23 (a)	4,480	4,911,104
Hartnell CA CCD GO
NPFGC Series 03A
5.00%, 8/01/27 (Prerefunded/ETM)	1,155	1,307,668
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	2,000	2,080,880
Long Beach CA Bond Fin Auth (Aquarium of The Pacific)
Series 2001
5.00%, 11/01/26	1,460	1,386,649
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	5,800	6,104,152
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,715	1,709,598
Los Angeles CA Dept Arpts (Los Angeles Intl Airpot)
Series 2009A
5.25%, 5/15/29	5,700	6,049,353
Los Angeles CA Regl Arpts (Laxfuel Corp.)
AMBAC Series 01
5.50%, 1/01/32	9,500	9,510,925

Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	3,000	3,137,940
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,455	1,468,488
San Diego Gas & Elec Co.
Series 96A
5.30%, 7/01/21	4,000	4,426,160
San Rafael CA Elem SD GO
AGM Series 03A
5.00%, 8/01/28	2,820	2,888,667

		73,357,907

Colorado - 6.2%
Avon Cnty Hsg Auth MFHR (Buffalo-Ridge II Apts)
Series 02A
5.70%, 10/20/43	4,950	5,032,665
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	490	444,185
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,425	2,471,158
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	2,560	2,567,117
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/25	6,865	7,170,835
E-470 Pub Hwy Auth Co.
Series 00
Zero Coupon, 9/01/35 (Prerefunded/ETM)	10,000	1,523,500
Northwest Met Dist #3 Co.
6.125%, 12/01/25	1,000	832,080
Park Creek Met Dist Co.
Series 05
5.25%, 12/01/25	3,000	2,883,720
5.50%, 12/01/30	890	862,419
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr COP)
6.125%, 12/01/22 (b)	1,970	897,670
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr)
Series 04
6.125%, 12/01/19 (b)	1,180	547,355

		25,232,704

District of Columbia - 0.9%
District of Columbia Tax Incr (Gallery Place Proj)
AGM Series 02
5.40%, 7/01/31	3,500	3,558,100

Florida - 13.6%
Bard Cnty FL HFA SFMR (Bard Cnty FL HFA)
Series 02C
5.40%, 3/01/33	485	486,149
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	4,930	4,974,025
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	2,820	1,128,000
Series 02B
6.625%, 5/01/33 (b)(c)	2,120	848,000
Florida HFC MFHR (Westlake Apts)
AGM Series 02-D1
5.40%, 3/01/42	8,780	8,800,545
Florida HFC MFHR (Westminster Apts)
AGM Series 02E-1
5.40%, 4/01/42	3,000	3,007,290
Florida St Univ Fin Asst
AMBAC Series 02
5.00%, 10/01/31	5,000	4,999,650
Hamal CDD FL
Series 01
6.75%, 5/01/31 (Prerefunded/ETM)	2,460	2,599,113
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 00A
5.75%, 10/01/22 (Prerefunded/ETM)	5,000	5,089,750
5.75%, 10/01/25	4,500	4,558,590
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	4,102,200
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
NPFGC-RE Series 02
5.375%, 10/01/32	6,040	5,989,324
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,280	2,209,320
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,130	1,104,530
Orange Cnty FL Hlth Fac Auth
Series 02
5.75%, 12/01/32 (Prerefunded/ETM)	2,800	3,140,732
Pinellas Cnty FL HFA SFMR (Pinellas Cnty FL HFA)
Series 02A
5.40%, 3/01/32	640	643,610
Univ of Central FL COP
NPFGC-RE Series 04A
5.125%, 10/01/24	1,325	1,330,565

Village CDD #5 FL
Series 03A
6.00%, 5/01/22	605	608,975

		55,620,368

Georgia - 1.5%
Cartersville GA Dev Auth (Anheuser-Busch Cos., Inc.)
Series 02
5.95%, 2/01/32	2,510	2,538,112
Georgia HFA SFMR (Georgia HFA)
Series 02A-02
5.60%, 12/01/32	3,605	3,621,583

		6,159,695

Hawaii - 2.3%
Hawaii Arpts Sys
Series 2010A
5.00%, 7/01/34	5,000	5,050,400
Hawaii Dept Budget & Finance (Hawaiian Electric Co.)
XLCA Series 03B
5.00%, 12/01/22	4,500	4,501,935

		9,552,335

Illinois - 14.7%
Bolingbrook IL GO
FGIC Series 02A
5.375%, 1/01/38 (Prerefunded/ETM)	5,000	5,341,600
Chicago IL GO
FGIC Series 00C
5.50%, 1/01/40	5,450	5,522,104
AGM Series A
5.00%, 1/01/25	380	397,157
Chicago IL HFA SFMR (Chicago IL HFA)
Series 02B
6.00%, 10/01/33	315	326,680
Chicago IL O’hare Intl Arpt (O’hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,882,307
NPFGC Series A
5.375%, 1/01/32	15,000	14,876,700
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	1,865	1,861,531
Cook Cnty IL SD #29 GO
AGM Series 04
5.00%, 12/01/20	2,000	2,153,520
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,716	2,234,399
Hampshire IL SSA
5.80%, 3/01/26	1,813	1,611,666
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	1,250	1,127,625

Illinois Finance Auth (Loyola Univ)
XLCA Series 04A
5.00%, 7/01/24	1,495	1,545,262
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	1,817	1,603,666
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A
5.25%, 6/15/42	5,500	5,543,230
Univ of Illinois
AGM Series 07A
5.25%, 10/01/26 (a)	10,800	11,276,928

		60,304,375

Indiana - 4.3%
Hendricks Cnty IN GO
Series 04
5.50%, 7/15/21-7/15/22	2,150	2,303,556
Indiana Dev Fin Auth (Inland Steel Co.)
Series 97
5.75%, 10/01/11	2,925	2,985,167
Indiana HFA SFMR (Indiana HFA)
Series 02
5.55%, 7/01/32	1,365	1,375,196
Indianapolis IN Loc Bond Bank
NPFGC Series 2A
5.25%, 7/01/33 (Prerefunded/ETM)	10,000	10,929,100

		17,593,019

Iowa - 0.1%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	260	275,062
Iowa Finance Auth SFMR (Iowa Finance Auth)
Series 02
5.40%, 7/01/32	180	180,669

		455,731

Kansas - 0.3%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,395	1,287,418

Louisiana - 4.3%
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	4,168,374
Louisiana HFA SFMR (Louisiana HFA)
Series 02C
5.60%, 6/01/33	695	701,116
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	535	575,826

New Orleans LA GO
NPFGC
5.00%, 3/01/18	2,285	2,339,269
5.25%, 12/01/20	1,000	1,043,760
NPFGC Series 05
5.00%, 12/01/29	2,700	2,702,322
RADIAN Series A
5.00%, 12/01/22	5,875	6,067,347

		17,598,014

Massachusetts - 3.2%
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Prerefunded/ETM)	3,470	3,822,170
Massachusetts HFA MFHR (Massachusetts HFA)
NPFGC Series 00H
6.65%, 7/01/41	525	525,000
AMBAC Series 95E
6.00%, 7/01/41	1,740	1,743,898
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	2,000	2,020,340
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,100	1,953,840
Massachusetts Hlth & Ed Facs Auth (New England Medical Ctr Hosp)
NPFGC Series 93
5.38%, 7/01/18	2,900	2,909,744

		12,974,992

Michigan - 9.2%
Detroit MI Swr Disp
NPFGC
5.25%, 7/01/22	5,000	5,256,700
Kent MI Hosp Fin Auth (Metropolitan Hospital)
Series 2005A
5.75%, 7/01/25	1,080	1,028,052
Michigan Hosp Fin Auth (Trinity Healthcare Group)
Series 2000A
6.00%, 12/01/27 (Prerefunded/ETM)	45	46,282
6.00%, 12/01/27	2,955	3,000,005
Michigan Strategic Fund (Detroit Edison Co.)
XLCA Series 02C
5.45%, 12/15/32	5,000	4,904,650
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/23	2,140	1,889,834
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
Series 00F
6.50%, 7/01/30	3,920	3,953,320

Wayne State Univ MI
Series 2009
5.00%, 11/15/29	16,500	17,375,160

		37,454,003

Minnesota - 0.5%
Shakopee MN Hlthcare Fac (St. Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	1,200	1,210,044
St. Paul MN Hsg & Redev Auth (Healtheast)
Series 05
6.00%, 11/15/25	1,000	1,003,480

		2,213,524

Mississippi - 1.2%
Adams Cnty MS Envrn Impt PCR (International Paper Co.)
Series 99
6.25%, 9/01/23	1,000	1,004,980
Gulfport MS Hosp Fin Auth (Memorial Hosp at Gulfport)
Series 01A
5.75%, 7/01/31	4,000	4,027,160

		5,032,140

Missouri - 0.8%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	2,000	2,073,240
Missouri HDC SFMR (Missouri HDC)
Series 02A-1
5.58%, 9/01/32	720	729,598
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	600	590,598

		3,393,436

Nevada - 4.1%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.00%, 9/01/23	4,700	4,508,099
Clark Cnty NV Arpt
FGIC Series 01B
5.25%, 7/01/34 (Prerefunded/ETM)	4,420	4,620,359
Reno NV Spl Tax
NPFGC-RE Series 02
5.375%, 6/01/32 (Prerefunded/ETM)	4,710	5,130,179
5.375%, 6/01/32	2,790	2,670,616

		16,929,253

New Hampshire - 1.3%
New Hampshire Hlth & Ed Fac Auth
Series 02
6.125%, 7/01/31 (Prerefunded/ETM)	4,200	4,557,210

New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	820	836,580

		5,393,790

New Jersey - 1.5%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	5,595	5,660,462
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	500	536,460

		6,196,922

New York - 5.0%
New York NY GO
Series 04G
5.00%, 12/01/23	1,600	1,729,504
Series 06
5.00%, 6/01/22	1,160	1,262,393
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (a)	7,000	7,661,920
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (a)	7,000	7,787,745
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	300	319,404
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,775	1,543,593

		20,304,559

North Carolina - 1.0%
Charlotte NC Arpt (Charlotte Douglas Intl Arpt)
NPFGC Series 04A
5.25%, 7/01/24	2,895	3,035,292
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM Series 08
5.25%, 6/01/22	1,080	1,204,427

		4,239,719

North Dakota - 0.7%
North Dakota HFA SFMR (North Dakota HFA)
Series 02
5.65%, 1/01/34	700	703,150
Ward Cnty ND Hlth Care Fac (Trinity Health)
Series 2006
5.125%, 7/01/18-7/01/20	2,075	2,125,569

		2,828,719

Ohio - 3.5%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	1,840	1,617,912
Cuyahoga Cnty OH Hosp (UHHS/CSAHS Cuyahoga & Canton)
Series 00
7.50%, 1/01/30	2,400	2,430,792
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	5,000	5,060,700
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr)
RADIAN Series 03
5.00%, 6/15/22-6/15/24	5,210	5,038,381

		14,147,785

Oregon - 1.2%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	4,760	4,811,646

Pennsylvania - 3.9%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
5.00%, 11/15/28	4,800	3,805,392
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	469,570
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	3,495	3,659,055
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	4,100	4,111,398
Pennsylvania Turnpike Comm
AMBAC Series 01
5.00%, 7/15/41 (Prerefunded/ETM)	2,000	2,109,780
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,150	962,033
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	1,019,571

		16,136,799

Puerto Rico - 2.4%
Puerto Rico GO
5.25%, 7/01/23	2,625	2,719,159
Series 01A
5.50%, 7/01/19	1,705	1,839,303

Series 03A
5.25%, 7/01/23	500	512,835
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	1,000	1,081,340
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	3,370	3,513,191

		9,665,828

Rhode Island - 1.4%
Rhode Island Hlth Ed Bldg Corp. (Times 2 Academy RI)
Series 04
5.00%, 12/15/24	5,845	5,733,127

South Carolina - 2.6%
Charleston SC Eld Excel Fin Corp. (Charleston Cnty SC SD Lease)
5.25%, 12/01/30	2,000	2,083,640
Dorchester Cnty SC SD #2 Lease
AGC
5.00%, 12/01/29	1,600	1,661,360
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	5,450	5,510,549
Series 05
5.00%, 12/01/30	550	542,366
SCAGO Edl Facs Corp. (Calhoun Sch Proj)
RADIAN
5.00%, 12/01/21	1,000	905,570

		10,703,485

Tennessee - 2.5%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,760	1,722,477
5.25%, 9/01/26	725	695,340
Tennessee Ed Fndg Corp. (Tennessee Ed Fndg Stud Ln)
Series 97A
6.20%, 12/01/21	7,705	7,727,268

		10,145,085

Texas - 31.4%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	960	1,051,306
Bexar Cnty TX HFC MFHR (Doral Club & Sutton House Apts)
NPFGC Series 01A
5.55%, 10/01/36	14,215	11,467,951
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	525	502,388

Camino Real Regl Mob Auth TX
5.00%, 2/15/22	480	481,085
Series 2008
5.00%, 8/15/21	1,210	1,213,436
Dallas Fort Worth TX Intl Arpt
NPFGC-RE Series 01
5.50%, 11/01/35	6,500	6,507,085
NPFGC Series 03A
5.25%, 11/01/25	2,000	2,025,380
Dallas TX ISD GO
6.00%, 2/15/28	2,500	2,892,650
Dripping Springs TX ISD GO
5.125%, 2/15/28	5,715	6,221,578
Fort Bend TX ISD GO
Series 2009
5.00%, 2/15/27	7,560	8,259,980
Frisco TX GO
NPFGC-RE
5.00%, 2/15/23	3,220	3,506,516
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	865	838,929
Gulf Coast Wtr Auth TX (Anheuser-Busch Cos., Inc.)
Series 02
5.90%, 4/01/36	9,000	9,052,740
Harris City TX Toll Road
AGM Series 02
5.125%, 8/15/32 (Prerefunded/ETM)	7,500	8,222,400
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	1,090	1,110,792
Lewisville TX Spl AD #2
ACA Series 05
6.00%, 10/01/25	1,100	1,154,483
Lower Colorado River Auth TX
NPFGC
5.00%, 5/15/31 (Prerefunded/ETM)	30	33,714
5.00%, 5/15/31 (Prerefunded/ETM)	45	50,571
NPFGC
5.00%, 5/15/31	1,415	1,429,886
NPFGC Series 02A
5.00%, 5/15/31 (Prerefunded/ETM)	10	11,238
AMBAC Series 03
5.25%, 5/15/25 (Prerefunded/ETM)	125	141,336
5.25%, 5/15/25 (Prerefunded/ETM)	70	79,148
5.25%, 5/15/25	1,605	1,659,329
Matagorda Cnty TX Nav Dist (Centerpoint Energy Houston)
Series 04
5.60%, 3/01/27	2,000	2,067,420
San Antonio TX Arpt Sys (San Antonio TX Intl Airport)
NPFGC-RE Series 02A
5.25%, 7/01/27	5,250	5,214,877
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28-9/01/33	2,250	2,150,493

Texas GO
Series 02A
5.50%, 8/01/41	9,470	9,684,685
Series 05
5.00%, 4/01/28	8,000	8,458,400
Texas Private Acvty Bond Srfc Transp Corp (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,720	1,780,871
Texas Transp Commission
Series 07
5.00%, 4/01/23 (a)	20,600	23,003,196
Univ of Texas
Series A
5.25%, 8/15/22	6,825	7,982,588

		128,256,451

Utah - 0.4%
Utah Hsg Corp. MFHR (Bluffs Apts)
Series 02A
5.60%, 7/20/30	1,480	1,510,991

Virginia - 2.1%
Fauquier Cnty VA IDA (Fauquier Hospital Obl Grp)
RADIAN Series 02
5.25%, 10/01/31	8,500	8,578,285

Washington - 6.2%
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.125%, 6/01/28	5,200	5,488,496
Series 2009
5.00%, 6/01/27	2,885	3,029,683
King Cnty WA Swr
AGM Series 02A
5.25%, 1/01/32	3,000	3,049,920
Twenty Fifth Ave Pptys WA (Univ of WA Dorm 25th Ave)
NPFGC Series 02
5.25%, 6/01/33	9,750	9,779,543
Washington St GO
5.00%, 8/01/28	3,590	3,941,317

		25,288,959

Wisconsin - 5.5%
Wisconsin GO (Wisconsin SRF)
Series 03
5.00%, 11/01/26	3,700	3,794,239
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
NPFGC Series 02A
5.25%, 2/15/32	13,615	13,627,526

Wisconsin Hsg & Econ Dev Auth SFMR (Wisconsin Hsg & Econ Dev Auth)
NPFGC Series A
5.60%, 5/01/33	4,865	4,891,757

		22,313,522

Total Investments - 169.0% (cost $682,569,407) (d)		691,048,095
Other assets less liabilities - (9.8)%		(40,000,214)
Preferred Shares at liquidation value - (59.2)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (e)		$408,822,881

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$47,500	12/15/11	1.828%	SIFMA	*	$(1,004,675)
JP Morgan Chase	47,500	9/20/10	2.080%	SIFMA	*	(218,937)
JP Morgan Chase	47,500	11/20/10	1.855%	SIFMA	*	(378,728)
Merrill Lynch	3,000	7/30/26	4.090%	SIFMA	*	(436,281)
Merrill Lynch	6,500	8/9/26	4.063%	SIFMA	*	(972,661)
Merrill Lynch	7,100	11/15/26	4.378%	SIFMA	*	(1,352,035)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,555,412 and gross unrealized depreciation of investments was $(15,076,724), resulting in net unrealized appreciation of $8,478,688.
(e)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2010, the Fund held 77.8% of net assets in insured bonds (of this amount 16.8% represents the Fund’s holding in prerefunded or escrowed to maturity bonds). 24.7% of the Fund’s insured bonds were insured by NPFGC.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ASSURED GTY	-	Assured Guaranty Ltd.
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$691,048,095	$—	$691,048,095

Total Investments in Securities	—	691,048,095	—	691,048,095
Other Financial Instruments*:
Assets	—	—	—	—
Liabilities
Interest Rate Swap Contracts	—	(4,363,317)	—	(4,363,317)

Total	$—	$686,684,778	$—	$686,684,778

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2010